Income Tax Credit (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

The major components of income tax for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	5,516	4,325	4,239
In respect of current year U.S.	—	(1)	—
In respect of prior years U.K.	(22)	(86)	19
In respect of prior years U.S.	—	—	3
Total current tax	5,494	4,238	4,261

Deferred tax:
In respect of current year U.S.	—	1	11
In respect of prior years U.S.	(1)	—	(49)
Total deferred tax	(1)	1	(38)

Income tax credit	5,493	4,239	4,223

Current income tax receivable:
U.K. tax	9,818	8,477	4,239
U.S. tax	4	4	24
Current income tax receivable	9,822	8,481	4,263

Deferred tax:
U.S. tax	44	46	47

Current income tax payable:
U.S. tax	—	—	—

Schedule of Reconciliation of Accounting Loss per Statement of Operations

7. Income tax credit (continued)

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2020	2019	2018
	(in thousands)
	£	£	£
Loss before tax	(36,175)	(25,651)	(18,063)
Tax on loss at standard U.K. tax rate of 19% (2019: 19%; 2018: 19%)	(6,873)	(4,874)	(3,432)
Effects of:
Expenses not deductible	3,972	2,912	1,389
Deduction for R&D	(7,228)	(5,667)	(5,554)
Losses surrendered for R&D tax credit	7,228	5,667	5,554
Deferred tax - PY adjustment	1	—	49
Overseas tax payable - current year	—	1	—
Overseas tax payable - prior years	—	—	(3)
R&D tax credit - U.S.	—	(1)	(11)
R&D tax credit - current year	(5,516)	(4,325)	(4,239)
R&D tax credit - prior years	22	86	(19)
Deferred tax asset not recognized	2,901	1,962	2,043
Income tax credit	(5,493)	(4,239)	(4,223)